                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Check here if Amendment: [ ]; Amendment Number: _______

This Amendment (check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Rivett
Title: Vice President and Chief Legal Officer
Phone: 416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                           Toronto, ON         May 14, 2010
-----------------------------

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         44
Form 13F Information Table Value Total: $3,650,177
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    028-12555              Hamblin Watsa Investment Counsel Ltd.
02    028-12556              V. Prem Watsa

                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                 MARCH 31, 2010

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- ----------------
                                                                                                          VOTING AUTHORITY
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- -------- ----------- --- ---- ---------- -------- ---- ------ ----
3COM CORPORATION               COM            885535104    6,006     783,000  SH       DEFINED     01,02  SOLE
BALDWIN & LYONS INC            CL B           057755209   23,364     969,875  SH       DEFINED     01,02  SOLE
BCE INC.                       COM NEW        05534B760    7,875     268,300  SH       DEFINED     01,02  SOLE
BERKSHIRE HATHAWAY INC.        CL A           084670108      731           6  SH       DEFINED     01,02  SOLE
BERKSHIRE HATHAWAY INC.        CL B           084670702      488       6,000  SH       DEFINED     01,02  SOLE
BRISTOL-MYERS SQB              COM            110122108      267      10,000  SH       DEFINED     01,02  SOLE
BROWN & BROWN INC              COM            115236101      215      12,000  SH       DEFINED     01,02  SOLE
CFS BANCORP INC.               COM            12525D102       44      10,000  SH       DEFINED     01,02  SOLE
CITIGROUP INC                                 172967416   48,560     400,000 PRN       DEFINED     01,02  SOLE
CRESUD S A C I F Y A           SPONSORED ADR  226406106   28,903   2,082,341  SH       DEFINED     01,02  SOLE
DELL INC                       COM            24702R101  346,992  23,117,389  SH       DEFINED     01,02  SOLE
FIRST PLACE FINANCIAL/OHIO     COM            33610T109       39      10,000  SH       DEFINED     01,02  SOLE
FRONTIER COMMUNICATIONS CORP   COM            35906A108  138,533  18,620,000  SH       DEFINED     01,02  SOLE
GENERAL ELECTRIC CO            COM            369604103  316,110  17,387,770  SH       DEFINED     01,02  SOLE
GENERAL ELECTRIC CO            COM            369604103    9,313   2,620,000  SH CALL  DEFINED     01,02  SOLE
INTERNATIONAL ABSORBENTS INC   COM            45885E203      202      43,555  SH       DEFINED     01,02  SOLE
INTERNATIONAL COAL GRP INC NEW COM            45928H106  206,361  45,155,588  SH       DEFINED     01,02  SOLE
JOHNSON & JOHNSON              COM            478160104  448,856   6,884,300  SH       DEFINED     01,02  SOLE
KRAFT FOODS INC                CL A           50075N104  300,785   9,949,871  SH       DEFINED     01,02  SOLE
LEUCADIA NATL CORP             COM            527288104      693      27,950  SH       DEFINED     01,02  SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE 7.000%    52729NBP4   89,625  75,000,000 PRN       DEFINED     01,02  SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE 15.000%   52729NBM1  131,707 100,062,000 PRN       DEFINED     01,02  SOLE
LEVEL 3 COMMUNICATIONS INC     COM            52729N100  224,235 139,276,421  SH       DEFINED     01,02  SOLE
MAGNA INTL INC                 CL A           559222401      309       5,000  SH       DEFINED     01,02  SOLE
MERCK & CO. INC.               COM            58933Y105      299       8,000  SH       DEFINED     01,02  SOLE
MOHAWK INDS INC                COM            608190104      315       5,800  SH       DEFINED     01,02  SOLE
NAM TAI ELECTRS INC            COM PAR $0.02  629865205      125      25,000  SH       DEFINED     01,02  SOLE
NEW YORK COMMUNITY BANCORP INC COM            649445103      413      25,000  SH       DEFINED     01,02  SOLE
NEWMARKET CORP                 COM            651587107      412       4,000  SH       DEFINED     01,02  SOLE
OLD REPUBLIC INTL CORPORATION  COM            680223104      253      20,000  SH       DEFINED     01,02  SOLE
OVERSTOCK.COM INC              COM            690370101   55,068   3,388,774  SH       DEFINED     01,02  SOLE
OVERSTOCK.COM INC              NOTE 3.750%    690370AB7   33,554  36,873,000 PRN       DEFINED     01,02  SOLE
PFIZER INC                     COM            717081103    4,138     241,300  SH       DEFINED     01,02  SOLE
RYANAIR HLDGS PLC              SPONSORED ADR  783513104    5,274     194,100  SH       DEFINED     01,02  SOLE
SANDRIDGE ENERGY INC           COM            80007P307   50,190   6,526,600  SH       DEFINED     01,02  SOLE
STEWART ENTERPRISES INC        CL A           860370105   25,516   4,082,546  SH       DEFINED     01,02  SOLE
SUPERMEDIA INC                 COM            868447103   14,762     362,974  SH       DEFINED     01,02  SOLE
US BANCORP DEL                 COM NEW        902973304  292,168  11,306,800  SH       DEFINED     01,02  SOLE
USG Corp                       COM NEW        903293405  125,246   7,311,500  SH       DEFINED     01,02  SOLE
USG Corp                       NOTE 10.000%   903293AT5  142,750 100,000,000 PRN       DEFINED     01,02  SOLE
WAL-MART STORES INC            COM            931142103   12,232     220,000  SH       DEFINED     01,02  SOLE
WELLS FARGO & CO. NEW          COM            949746101  437,423  14,074,100  SH       DEFINED     01,02  SOLE
WESCO FINANCIAL CORP           COM            950817106      424       1,100  SH       DEFINED     01,02  SOLE
ZENITH NATL INS CORP           COM            989390109  119,405   3,118,441  SH       DEFINED     01,02  SOLE